united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

Shares		Fair Value
	COMMON STOCKS - 75.6%
	AGRICULTURE - 1.4%
56,254	Altria Group, Inc.	$ 3,566,504

	AUTO MANUFACTURERS - 1.7%
65,595	PACCAR, Inc.	4,350,916

	AUTO PARTS & EQUIPMENT - 1.8%
47,808	Delphi Automotive PLC	4,608,691

	BANKS - 1.8%
342,074	Regions Financial Corp.	4,826,664

	CHEMICALS - 3.8%
102,832	Cabot Corp.	5,417,190
53,170	Eastman Chemical Co.	4,583,254
		10,000,444
	COMMERCIAL SERVICES - 1.7%
169,858	H&R Block, Inc.	4,542,003

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
98,930	E*TRADE Financial Corp. *	4,057,119

	ELECTRIC - 1.6%
57,707	PG&E Corp.	4,061,419

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
94,206	Emerson Electric Co.	5,561,922

	ELECTRONICS - 1.4%
107,953	Brady Corp.	3,600,232

	GAS - 4.7%
48,513	Southwest Gas Holdings, Inc.	3,857,754
173,438	UGI Corp.	8,569,572
		12,427,326
	HAND/MACHINE TOOLS - 1.6%
28,469	Stanley Black & Decker, Inc.	4,099,536

	HEALTHCARE-SERVICES - 8.0%
114,544	Centene Corp. *	10,177,234
58,690	Cigna Corp.	10,685,101
		20,862,335
	HOLDING COMPANIES-DIVERSIFIED - 1.7%
182,612	Leucadia National Corp.	4,324,252

	HOME BUILDERS - 1.4%
103,909	DR Horton, Inc.	3,756,310

	HOUSEHOLD PRODUCTS/WARES - 2.8%
40,042	Avery Dennison Corp.	3,774,359
29,510	Kimberly-Clark Corp.	3,638,288
		7,412,647
	INSURANCE - 9.9%
50,623	Allstate Corp.	4,581,381
17,560	Everest Re Group Ltd.	4,433,549
63,185	Lincoln National Corp.	4,287,734
81,750	Loews Corp.	3,807,915
36,438	Travelers Cos., Inc.	4,415,557
108,307	XL Group Ltd.	4,436,255
		25,962,391

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

Shares		Fair Value
	COMMON STOCKS - 75.6% (Continued)
	LEISURE TIME - 1.9%
39,423	Royal Caribbean Cruises Ltd.	$ 4,906,587

	MACHINERY-DIVERSIFIED - 1.7%
77,050	Applied Industrial Technologies, Inc.	4,391,850

	MEDIA - 1.8%
84,323	Meredith Corp.	4,582,955

	MISCELLANEOUS MANUFACTURING - 1.8%
54,019	Dover Corp.	4,585,133

	PACKAGING & CONTAINERS - 1.8%
82,465	WestRock Co.	4,693,083

	PHARMACEUTICALS - 2.9%
51,163	McKesson Corp.	7,639,147

	RETAIL - 5.3%
228,878	Big 5 Sporting Goods Corp.	1,750,917
272,292	Chico's FAS, Inc.	2,091,203
152,430	Macy's, Inc.	3,165,971
34,961	Target Corp.	1,906,423
62,053	Wal-Mart Stores, Inc.	4,844,478
		13,758,992
	SEMICONDUCTORS - 6.2%
124,461	Applied Materials, Inc.	5,615,680
102,913	Maxim Integrated Products, Inc.	4,801,921
69,591	Texas Instruments, Inc.	5,763,527
		16,181,128
	TELECOMMUNICATIONS - 1.6%
89,844	Verizon Communications, Inc.	4,309,817

	TRANSPORTATION - 1.7%
21,118	FedEx Corp.	4,527,277

	TOTAL COMMON STOCKS (Cost - $197,321,397)	197,596,680

	LIMITED PARTNERSHIPS - 1.7%
	PIPELINES - 1.7%
97,977	TransMontaigne Partners LP	4,434,439
	TOTAL LIMITED PARTNERSHIPS (Cost - $4,224,422)

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.6%
20,671	Public Storage	4,244,583
	TOTAL REITs (Cost - $4,442,902)

	SHORT-TERM INVESTMENTS - 20.2%
	MONEY MARKET FUND - 20.2%
52,944,773	Fidelity Government Institutional Money Market Fund, Institutional Class, 0.89% **	52,944,773
	TOTAL SHORT-TERM INVESTMENTS (Cost - $52,944,773)

	TOTAL INVESTMENTS - 99.1% (Cost - $258,933,494) (a)	$ 259,220,475
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	2,300,832
	NET ASSETS - 100.0%	$ 261,521,307

LP - Limited Partnership
PLC - Public Limited Company

* Non-Income producing security
** Interest rate reflects seven-day effective yield on August 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $258,847,109 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 7,973,691
	Unrealized depreciation	(7,600,325)
	Net unrealized appreciation	$ 373,366

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 197,596,680	$ -	$ -	$ 197,596,680
Limited Partnerships	4,434,439	-	-	4,434,439
REITs	4,244,583	-	-	4,244,583
Short-Term Investments	52,944,773	-	-	52,944,773
Total	$ 259,220,475	$ -	$ -	$ 259,220,475

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/25/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/25/2017